AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Automobiles — 1.6%
Rivian Automotive, Inc. (Class A Stock)*(a)	204,756	$10,286,941
Tesla, Inc.*	25,720	27,715,872
		38,002,813
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	90,765	23,686,942
Capital Markets — 0.2%
MarketAxess Holdings, Inc.	14,397	4,897,859
Commercial Services & Supplies — 0.0%
Aurora Innovation, Inc.*	84,759	473,803
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	390,643	29,434,950
Entertainment — 3.0%
Live Nation Entertainment, Inc.*(a)	140,406	16,517,362
Netflix, Inc.*	84,304	31,579,435
Spotify Technology SA*	153,560	23,190,631
		71,287,428
Health Care Equipment & Supplies — 5.5%
Becton, Dickinson & Co.	68,924	18,333,784
Embecta Corp.*	13,569	454,555
Insulet Corp.*(a)	60,633	16,152,025
Intuitive Surgical, Inc.*	155,176	46,813,495
Stryker Corp.	188,931	50,510,703
		132,264,562
Health Care Providers & Services — 6.9%
Cigna Corp.	245,884	58,916,265
HCA Healthcare, Inc.	28,401	7,117,859
Humana, Inc.	52,225	22,726,753
UnitedHealth Group, Inc.	150,400	76,699,488
		165,460,365
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	11,496	26,997,781
Chipotle Mexican Grill, Inc.*	13,684	21,648,499
		48,646,280
Interactive Media & Services — 17.4%
Alphabet, Inc. (Class A Stock)*	73,744	205,107,874
Alphabet, Inc. (Class C Stock)*	28,048	78,337,784
IAC/InterActiveCorp*	111,008	11,131,882
Match Group, Inc.*	172,722	18,781,790
Meta Platforms, Inc. (Class A Stock)*	356,308	79,228,647
Snap, Inc. (Class A Stock)*	722,402	25,999,248
		418,587,225
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.*	67,832	221,128,929
Coupang, Inc. (South Korea)*(a)	453,330	8,014,874
DoorDash, Inc. (Class A Stock)*(a)	67,659	7,928,958
		237,072,761
	Shares	Value
Common Stocks (continued)
IT Services — 9.8%
Affirm Holdings, Inc.*(a)	144,993	$6,710,276
Block, Inc.*	59,863	8,117,423
Fiserv, Inc.*	486,224	49,303,113
Global Payments, Inc.	299,661	41,005,611
Mastercard, Inc. (Class A Stock)	94,023	33,601,940
MongoDB, Inc.*	57,030	25,297,938
PayPal Holdings, Inc.*	130,713	15,116,958
Snowflake, Inc. (Class A Stock)*	37,178	8,518,595
Visa, Inc. (Class A Stock)(a)	223,710	49,612,167
		237,284,021
Leisure Products — 0.6%
Peloton Interactive, Inc. (Class A Stock)*(a)	582,759	15,396,493
Life Sciences Tools & Services — 1.0%
Avantor, Inc.*	681,313	23,042,006
Machinery — 1.0%
Ingersoll Rand, Inc.	465,166	23,421,108
Multiline Retail — 1.2%
Dollar General Corp.	128,109	28,520,907
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	176,040	19,248,214
ASML Holding NV (Netherlands)	61,670	41,191,243
NVIDIA Corp.	190,422	51,958,547
		112,398,004
Software — 22.7%
Atlassian Corp. PLC (Class A Stock)*	72,065	21,174,859
Fortinet, Inc.*	105,668	36,110,982
HashiCorp, Inc. (Class A Stock)*(a)	22,897	1,236,438
Intuit, Inc.	165,765	79,706,442
Microsoft Corp.	810,967	250,029,236
salesforce.com, Inc.*	330,012	70,068,148
SentinelOne, Inc. (Class A Stock)*(a)	301,147	11,666,435
ServiceNow, Inc.*	67,156	37,398,505
Synopsys, Inc.*	79,618	26,534,291
Trade Desk, Inc. (The) (Class A Stock)*	143,461	9,934,674
UiPath, Inc. (Class A Stock)*(a)	186,107	4,018,050
		547,878,060
Specialty Retail — 1.9%
Carvana Co.*(a)	97,416	11,620,755
Ross Stores, Inc.	375,339	33,953,166
		45,573,921
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	877,604	153,238,435
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	45,802	16,728,265
NIKE, Inc. (Class B Stock)	93,224	12,544,221
		29,272,486

Total Long-Term Investments (cost $1,503,908,038)		2,385,840,429
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AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 6.4%
Affiliated Mutual Fund — 5.0%
PGIM Institutional Money Market Fund (cost $120,817,135; includes $120,791,898 of cash collateral for securities on loan)(b)(we)	120,929,208	$120,820,372
Unaffiliated Fund — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	33,335,077	33,335,077
(cost $33,335,077)

Total Short-Term Investments (cost $154,152,212)		154,155,449

TOTAL INVESTMENTS—105.5% (cost $1,658,060,250)		2,539,995,878

Liabilities in excess of other assets — (5.5)%		(131,309,727)

Net Assets — 100.0%		$2,408,686,151

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,054,962; cash collateral of $120,791,898 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2